Transactions and balances with related parties (Schedule of Transactions with Related Parties) (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Holding company
Interest expense			$ 7,346	$ 5,325
Interest income		$ 265,200	210,514	198,054
Management staff
Administrative services expenditures		23,548	23,494	25,603
Other related parties
Sales		249,560	20,375	3,632
Purchases		438,052	372,759	51,760
Direct short-term benefits	[1]	$ 106,631	$ 90,600	$ 82,447

[1]	Correspond to the salaries, allowances and bonuses paid to the executives of Simec.